Cover Page	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 08, 2024
Entity Registrant Name	Remark Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33720
Entity Tax Identification Number	33-1135689
Entity Address, Address Line One	800 S. Commerce Street
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89106
City Area Code	702
Local Phone Number	701-9514
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company	false
Entity Central Index Key	0001368365
Amendment Flag	false